INVESTMENTS (Details Textual) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions			1 Months Ended				12 Months Ended
	Oct. 04, 2017 PEN (S/) S/ / shares shares	Mar. 07, 2016	Sep. 15, 2017 PEN (S/) shares	Sep. 15, 2017 USD ($) $ / shares shares	Apr. 22, 2016 PEN (S/) shares	Apr. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2018 PEN (S/) number		Dec. 31, 2017 PEN (S/) number		Dec. 31, 2016 PEN (S/)	Jan. 01, 2018 PEN (S/)	Sep. 15, 2017 S/ / shares	Apr. 22, 2016 S/ / shares
Disclosure of Investments [Line Items]
Impairment loss on financial assets									S/ 0		S/ 0
Profit (loss), attributable to ordinary equity holders of parent entity									20
Losses on disposals of investments							S/ 8,200		2,200
Credit derivative, nominal amount							64,949,859		65,818,565
Financial assets available-for-sale							0		24,423,891	[1]
Proportion of ownership interests held by non-controlling interests not intent to sell		50.00%
Number of shares sold held as non controlling interests | shares					(2,248,593)	(2,248,593)
Sale price per share | (per share)						$ 41.6								S/ 27,500
Proceeds from sales of investments accounted for using equity method	S/ 239,500		S/ 462,800		S/ 302,000	$ 94.0
Gains on disposals of investments					S/ 124,700		242,829		760,772		S/ 339,930
Net unrealized gain on listed securities									S/ 234,100
Investments in equity instruments designated at fair value through other comprehensive income							48,800					S/ 653,539
Unrealized Gain Loss on Listed Securities							2,400
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts							13,000
Financial Assets Maturity Date Description									January 2018 and April 2026
Repurchase Agreement [Member]
Disclosure of Investments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income							S/ 2,138,900		S/ 2,691,800
Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Gains (losses) on disposals of investments									2,100
BCI Chile [Member]
Disclosure of Investments [Line Items]
Proportion of ownership interests held by non-controlling interests not intent to sell		4.06%
Number of shares sold held as non controlling interests | shares			2,286,328	2,286,328
Sale price per share | (per share)				$ 39,000									S/ 62.3
Gains on disposals of investments			S/ 281,100
Proportion of ownership interests sold held by non-controlling interests							100.00%
Inversiones Centenario S.A.A [Member]
Disclosure of Investments [Line Items]
Net unrealized gain on listed securities									226,500
Enel Distribucion Peru S.A.A. [Member]
Disclosure of Investments [Line Items]
Number of shares sold held as non controlling interests | shares	43,554,445
Sale price per share | S/ / shares	S/ 5.5
Gains on disposals of investments	S/ 163,700
Proportion of ownership interests sold held by non-controlling interests							100.00%
Cash flow hedges [member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							S/ 43,800
Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							S/ 136,100		S/ 228,800
Certificates of payment on work progress [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							4.72%		3.90%
Certificates of payment on work progress [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							6.02%		5.38%
Held-to-maturity investments, category [member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale									S/ 2,725,800
Financial assets at amortised cost, class [member]
Disclosure of Investments [Line Items]
Financial assets, at fair value							S/ 2,953,300
The Soles [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							3.15%		3.19%
The Soles [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							6.24%		6.09%
US Dollars [Member] | BCI Chile [Member]
Disclosure of Investments [Line Items]
Proceeds from sales of investments accounted for using equity method | $				$ 142.4
US Dollars [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							1.22%		1.39%
US Dollars [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							5.56%		4.55%
US Dollars [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							S/ 270,700
Bolivianos [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							S/ 174,300
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Number of instruments or interests issued or issuable | number							99,587		79,901
Financial assets available-for-sale							S/ 9,829,584	[2]	S/ 7,923,707	[3]
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							5,190,748	[4]	4,640,548	[5]
Government Treasury Bonds [Member] | Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount									55,100
Government Treasury Bonds [Member] | Interest rate swap contract six [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							77,800
Derivatives held as hedges [Member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							6,939,413		12,975,333
Derivatives held as hedges [Member] | Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							136,119		228,756
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							77,822		55,097
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Fair value hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							923,900		659,500
Derivatives held as hedges [Member] | Interest rate swap contract six [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							0		S/ 324,100
Financial assets at amortised cost, category [member]
Disclosure of Investments [Line Items]
Credit exposure							S/ 1,500

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	The Group maintains 99,587 BCRP certificates of deposit of the Central Reserve Bank of Peru, which are instruments issued at a discount through public auction, traded on the Peruvian secondary market and payable in soles.
[3]	The Group maintains 79,901 certificates of deposits of the Central Reserve Bank of Peru, which are instruments issued at a discount through public auction, traded on the Peruvian secondary market and payable in soles.
[4]	At December 31, 2018, the balance includes the following Government Treasury Bonds:
[5]	At December 31, 2017, the balance includes the following Government Treasury Bonds: